Expense Example, No Redemption {- Fidelity Advisor Mid Cap II Fund} - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-10 - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	2,180
Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786